UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

Scudder State Tax-Free Income Series

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 11/30/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of November 30, 2005 (Unaudited)

Scudder New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 89.0%
New York 83.6%
Albany County, NY, Airport Revenue:
AMT, 5.375%, 12/15/2017 (a)	1,000,000	1,045,630
AMT, 5.5%, 12/15/2019 (a)	1,000,000	1,049,290
Albany, NY, Other General Obligation, 7.0%, 1/15/2008 (a)	10,000	10,032
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	2,000,000	2,161,700
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (a)	1,020,000	1,100,407
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (a)	1,000,000	1,097,660
Chautauqua County, NY, County General Obligation:
ETM, 7.3%, 4/1/2008 (a)	575,000	625,658
ETM, 7.3%, 4/1/2009 (a)	575,000	645,219
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (a)	590,000	671,933
Islip, NY, Higher Education Revenue, Community Development Agency, Institute of Technology, Prerefunded, 7.5%, 3/1/2026	4,000,000	4,121,960
Long Island, NY, Electric Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)	10,000,000	7,778,900
Zero Coupon, 6/1/2014 (a)	2,115,000	1,498,118
Series C, 5.5%, 9/1/2021	1,250,000	1,345,787
Long Island, NY, Power Authority, Electric System Revenue, Series 1B, 2.97% *, 5/1/2033, State Street Bank and Trust Co. (b)	140,000	140,000
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)	1,050,000	1,197,662
6.0%, 3/1/2014 (a)	1,040,000	1,196,582
6.0%, 3/1/2015 (a)	1,250,000	1,450,900
6.0%, 3/1/2017 (a)	1,410,000	1,623,996
6.0%, 3/1/2018 (a)	1,130,000	1,329,716
Montgomery, NY, School District General Obligation, Valley Central School District, 7.15%, 6/15/2008 (a)	625,000	681,038
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (a)	500,000	522,670
Nassau, NY, Health Care Corp. Revenue, Series 2004-C2, 2.96% *, 8/1/2029 (a)	1,350,000	1,350,000
New York, County General Obligation Lease, Dormitory Authority, Westchester County Court Facilities, 5.25%, 8/1/2014	2,555,000	2,707,789
New York, Environmental Facilities Corp., Pollution Control, State Water Revenue, Series D-02, 6.9%, 5/15/2015	155,000	157,021
New York, Higher Education Revenue, Dormitory Authority:
Series C, Prerefunded, 7.375%, 5/15/2010	215,000	242,621
Series C, 7.375%, 5/15/2010	785,000	851,819
Series B, Prerefunded, 7.5%, 5/15/2011	325,000	372,356
Series B, 7.5%, 5/15/2011	545,000	615,354
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (a)	900,000	1,030,140
6.0%, 7/1/2021 (a)	850,000	1,001,989
New York, Higher Education Revenue, Dormitory Authority, Columbia University, Series A, 5.25%, 7/1/2015	1,000,000	1,087,220
New York, Higher Education Revenue, Dormitory Authority, Fordham University, 7.2%, 7/1/2015 (a)	790,000	792,631

New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (a)	1,375,000	1,477,341
New York, Higher Education Revenue, Dormitory Authority, New York University:
Series 2, 5.5%, 7/1/2016 (a)	1,000,000	1,088,740
Series A, 5.75%, 7/1/2027 (a)	3,000,000	3,558,240
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (a)	5,000	5,499
6.5%, 7/1/2011 (a)	760,000	869,151
6.5%, 7/1/2012 (a)	500,000	580,355
New York, Higher Education Revenue, Dormitory Authority, Yeshiva University, 5.375%, 7/1/2016 (a)	1,000,000	1,080,920
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science and Technology:
5.5%, 1/1/2015	4,500,000	4,917,285
5.5%, 1/1/2017	4,890,000	5,440,369
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (a)	1,825,000	1,955,761
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (a)	3,000,000	3,422,880
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	200,000	229,708
New York, Metropolitan Transportation Authority Revenue, Series F, 5.25%, 11/15/2027 (a)	1,200,000	1,281,060
New York, Multi Family Housing Revenue, Housing Finance Agency, Series A, 6.95%, 8/15/2012	425,000	427,359
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (a)	1,185,000	1,297,243
Series C, 5.5%, 4/1/2017	6,000,000	6,677,340
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (a)	2,000,000	2,208,720
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (a)	5,000,000	5,238,800
Series A, 5.0%, 10/15/2029 (a)	5,000,000	5,208,900
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (a)	1,100,000	1,229,613
Series A, 5.75%, 7/1/2009 (a)	1,000,000	1,066,490
Series A, 5.75%, 7/1/2013 (a)	4,100,000	4,514,346
5.75%, 7/1/2018 (a)	2,250,000	2,574,607
New York, State Agency General Obligation Lease, Dormitory Authority, State University Educational Facilities, Prerefunded, 5.25%, 5/15/2018 (a)	3,000,000	3,247,080
New York, State Agency General Obligation Lease, Thruway Authority, Capital Appreciation, Series A, Zero Coupon, 1/1/2006	2,905,000	2,896,895
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities:
Series B, 5.25%, 1/1/2013 (a)	1,700,000	1,808,987
Series A, 5.5%, 1/1/2014 (a)	2,000,000	2,228,100
New York, State Dormitory Authority Revenue, Series A-1, 5.0%, 8/15/2025 (a)	2,175,000	2,266,024
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (a)	3,000,000	3,140,190
New York, State Dormitory Authority Revenue, Personal Income Tax, Series A, 5.375%, 3/15/2020	3,000,000	3,316,590
New York, State General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.75%, 7/1/2018 (a)	2,000,000	2,275,560
Series D, ETM, 7.0%, 7/1/2009	1,200,000	1,283,916
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (a)	95,000	113,124
New York, State General Obligation Lease, Dormitory Authority, State University Educational Facilities:
Series B, 5.375%, 7/1/2019	1,980,000	2,128,817
5.875%, 5/15/2017 (a)	2,325,000	2,683,143
New York, State General Obligation Lease, Dormitory Authority, Upstate Community Colleges, Series A, 5.875%, 7/1/2016	3,555,000	3,763,856

New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,506,747
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,539,820
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 9/15/2030 (a)	4,000,000	4,130,280
New York, State Thruway Authority, Service Contract Revenue, 5.25%, 4/1/2013	970,000	1,013,640
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A-1, 5.0%, 12/15/2021 (a)	5,000,000	5,305,950
New York, Transportation/Tolls Revenue, General Improvements, Triborough Bridge and Tunnel Authority:
Series B, 5.0%, 11/15/2021	6,000,000	6,276,600
Series A, 5.25%, 1/1/2018	2,000,000	2,144,400
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority:
Series Q, ETM, 5.125%, 7/1/2012 (a)	5,000,000	5,188,950
Series C, Prerefunded, 5.125%, 7/1/2013 (a)	4,000,000	4,336,986
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, 6.125%, 1/1/2021	7,205,000	8,698,813
New York, Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded, 5.125%, 4/1/2016 (a)	2,525,000	2,685,792
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (a)	3,695,000	4,221,501
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds:
Series B, 5.25%, 5/15/2015	3,120,000	3,352,034
Series C, 5.25%, 6/15/2015	5,330,000	5,730,176
Series B, 5.25%, 6/15/2016	6,000,000	6,475,080
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,248
New York and New Jersey, Port Authority, One Hundred Fortieth, 5.0%, 12/1/2020 (a)	5,180,000	5,534,726
New York and New Jersey, Port Authority Revenue, Special Obligation, AMT, Series 4, 7.0%, 10/1/2007	1,200,000	1,250,484
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (a)	2,100,000	2,196,768
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,093,320
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	3,500,000	3,383,240
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3B, 3.06% *, 11/1/2022	950,000	950,000
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (a)	710,000	732,500
New York, NY, Core City General Obligation, Series D, 5.25%, 2/1/2021 (a)	4,000,000	4,303,600
New York, NY, Core City General Obligation, Public Improvement, Series B, 8.25%, 6/1/2006	2,750,000	2,818,805
New York, NY, Core City General Obligation, Transitional Finance Authority, Series B, 5.5%, 2/1/2017	1,190,000	1,292,173
New York, NY, Core City General Obligation, Transitional Finance Authority, Future Tax Secured, Series C, 5.375%, 2/1/2017	1,500,000	1,616,055
New York, NY, General Obligation:
Series H-1, 2.97% *, 3/1/2034, Bank of New York (b)	450,000	450,000
Series I, 5.0%, 8/1/2021	2,500,000	2,593,300
Series D, 5.0%, 11/1/2023	5,000,000	5,161,400
Series H, 5.125%, 8/1/2018 (a	3,230,000	3,394,633
Prerefunded, Series I, 6.0%, 4/15/2009	1,445,000	1,511,759
Prerefunded, Series H, 5.125%, 8/1/2018 (a)	175,000	184,531
Prerefunded, Series H, 6.0%, 8/1/2014	50,000	52,656
Series H, 6.0%, 8/1/2014	2,450,000	2,568,947
Series A, 6.25%, 8/1/2009	3,690,000	3,812,139

New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	2,151,760
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series C-1, 5.0%, 5/1/2017	4,000,000	4,206,680
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project:
5.8%, 8/1/2016	965,000	1,004,420
5.85%, 8/1/2008	600,000	625,968

New York, NY, Transportation/Tolls Revenue, Thruway Authority, Series A, 5.0%, 3/15/2021 (a) (c)	2,000,000	2,112,080
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	3,074,200
Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (a)	500,000	582,090
Niagara County, NY, Industrial Development Revenue, Industrial Development Agency, Series D, 5.55% , 11/15/2024	3,760,000	3,928,448
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT:
7.25%, 11/1/2011 (a)	215,000	251,225
8.5%, 11/1/2006 (a)	1,240,000	1,292,973
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (a) (c)	10,720,000	11,664,646
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (a)	1,605,000	1,719,709
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (a)	500,000	548,245
5.5%, 4/1/2014 (a)	1,000,000	1,101,290
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	2,000,000	1,869,200
5.7%, 1/1/2028	3,750,000	3,336,375
Shenendehowa, NY, School District General Obligation, Central School District, Clifton Park:
6.85%, 6/15/2008 (a)	350,000	380,254
6.85%, 6/15/2009 (a)	350,000	390,894
Troy, NY, Sales & Special Tax Revenue, Municipal Assistance Corp.:
Series B, Zero Coupon, 1/15/2007 (a)	650,000	626,139
Series B, Zero Coupon, 7/15/2007 (a)	650,000	615,030
Series B, Zero Coupon, 1/15/2008 (a)	750,000	695,790

		285,782,276
Puerto Rico 4.5%
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series K, 5.0%, 7/1/2017	2,000,000	2,072,360
Puerto Rico, Electric Power Authority Revenue, 6.0%, 7/1/2012 (a)	4,020,000	4,569,735
Puerto Rico, Sales & Special Tax Revenue, Highway and Transportation Authority, Series Z, 6.0%, 7/1/2018 (a)	2,750,000	3,258,145
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (a) (c)	5,000,000	5,571,150

		15,471,390
Virgin Islands 0.9%
Virgin Islands, State Agency General Obligation, Public Finance Authority, 6.0%, 10/1/2007	3,000,000	3,135,780

Total Municipal Bonds and Notes (Cost $286,028,324)		304,389,446
Municipal Inverse Floating Rate Notes 9.4%
New York 8.1%
New York, Senior Care Revenue, Dormitory Authority, Series 310, 144A, 8.7%, 2/15/2010, Leverage Factor at purchase date: 2 to 1(a)	1,110,000	1,411,631
New York, State Thruway Authority, Highway and Bridge Trust Fund:
Series 1071-2, 6.72%, 4/1/2013, Leverage Factor at purchase date: 3 to 1 (a)	5,000,000	5,601,400
Series 1071-1, 6.72%, 4/1/2019, Leverage Factor at purchase date: 3 to 1 (a)	5,000,000	5,667,700
New York, State Thruway Authority, Personal Income Tax Revenue, Series 995, 37.205%, 3/15/2013, Leverage Factor at purchase date: 8 to 1 (a)	500,000	1,074,100

New York, Transportation/Tolls Revenue, Securities Trust Certificates, 144A, 7.73%, 11/15/2017, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,989,050
New York City, NY, Housing Development Corp. Revenue, Series PA-1299, 37.49%, 7/1/2019, Leverage Factor at purchase date: 8 to 1 (a)	500,000	1,113,450
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Rites-PA 838, 144A, 7.726%, 12/15/2019, Leverage Factor at purchase date: 2 to 1	5,000,000	5,929,000
New York, NY, General Obligation, Series 933, 37.205%, 4/1/2013, Leverage Factor at purchase date: 8 to 1 (a)	500,000	1,100,150

		27,886,481
Puerto Rico 1.3%
Puerto Rico, Sales & Special Tax Revenue, Municipal Finance Agency, Rites-PA 944B, 144A, 7.785%, 7/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	3,375,000	4,336,470

Total Municipal Inverse Floating Rate Notes (Cost $31,438,688)		32,222,951

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $ 317,467,012)	98.4	336,612,397
Other Assets and Liabilities, Net	1.6	5,326,063

Net Assets	100.0	341,938,460

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2005.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	17.2
Financial Guaranty Insurance Company	12.7
Financial Security Assurance Inc.	10.5
MBIA Corp.	15.5

(b)	Security incorporates a letter of credit from a major bank.
(c)	All or a portion of these securities represent collateral held in connection with open interest rate swaps.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

RITES: Residual Interest Tax Exempt Security

At November 30, 2005, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

4/12/2006 4/12/2015	9,800,000†	Fixed — 3.816%	Floating —BMA	28,310
12/15/2005 6/15/2015	24,000,000††	Fixed — 4.545%	Floating —LIBOR	900,261
2/28/2006 2/28/2017	6,500,000†††	Fixed — 4.708%	Floating —LIBOR	208,340
5/6/2006 5/20/2019	5,900,000††	Fixed — 4.795%	Floating —LIBOR	196,127
6/3/2006 6/1/2019	5,900,000††††	Fixed — 4.581%	Floating —LIBOR	310,601
6/30/2006 6/30/2021	5,250,000††††	Fixed — 4.634%	Floating —LIBOR	292,603

Total net unrealized appreciation on open rate swaps				1,936,242

Counterparties:

†	Wainright & Ramsey

††	Merrill Lynch

†††	Citibank NA

†††† JPMorgan Chase Bank

BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Scudder New York Tax-Free Income Fund, a series of Scudder State Tax-Free Income Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Scudder New York Tax-Free Income Fund, a series of Scudder State Tax-Free Income Series

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	January 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 January 23, 2006